Distribution Date:	08/17/23	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
Determination Date:	08/11/23
Next Distribution Date:	09/15/23
Record Date:	07/31/23	Commercial Mortgage Pass-Through Certificates
Series 2014-C14

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Commercial Mortgage Securities, Inc.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 South Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14-15	Trust Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17		David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
Specially Serviced Loan Detail - Part 2	23
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61690GAA9	1.250000%	59,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61690GAB7	2.916000%	295,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61690GAC5	3.581000%	90,400,000.00	5,230,351.53	1,702,519.87	15,608.24	0.00	0.00	1,718,128.11	3,527,831.66	70.52%	30.00%
A-3	61690GAD3	3.669000%	173,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61690GAE1	3.787000%	160,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	61690GAF8	4.064000%	256,038,000.00	180,861,678.16	7,837,408.51	612,518.22	0.00	0.00	8,449,926.73	173,024,269.65	70.52%	30.00%
A-S	61690GAH4	4.384000%	114,593,000.00	114,593,000.00	0.00	418,646.43	0.00	0.00	418,646.43	114,593,000.00	51.39%	22.25%
B	61690GAJ0	5.034505%	81,324,000.00	81,324,000.00	0.00	341,188.43	0.00	0.00	341,188.43	81,324,000.00	37.81%	16.75%
C	61690GAL5	5.224505%	68,387,000.00	68,387,000.00	0.00	297,740.21	0.00	0.00	297,740.21	68,387,000.00	26.39%	12.13%
D	61690GAT8	5.224505%	66,538,000.00	66,538,000.00	0.00	289,690.12	0.00	0.00	289,690.12	66,538,000.00	15.28%	7.63%
E	61690GAW1	5.224505%	20,331,000.00	20,331,000.00	0.00	88,516.18	0.00	0.00	88,516.18	20,331,000.00	11.88%	6.25%
F	61690GAZ4	3.710000%	16,635,000.00	16,635,000.00	0.00	51,429.87	0.00	0.00	51,429.87	16,635,000.00	9.11%	5.13%
G	61690GBC4	3.710000%	12,938,000.00	12,938,000.00	0.00	39,999.98	0.00	0.00	39,999.98	12,938,000.00	6.95%	4.25%
H	61690GBF7	3.710000%	62,841,800.00	43,811,531.44	0.00	94,495.05	0.00	2,214,199.57	94,495.05	41,597,331.87	0.00%	0.00%
V	61690GBJ9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61690GBM2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,478,625,802.00	610,649,561.13	9,539,928.38	2,249,832.73	0.00	2,214,199.57	11,789,761.11	598,895,433.18

X-A	61690GAG6	1.046953%	1,149,631,000.00	300,685,029.69	0.00	262,335.92	0.00	0.00	262,335.92	291,145,101.31
X-B	61690GAM3	0.190000%	81,324,000.00	81,324,000.00	0.00	12,876.30	0.00	0.00	12,876.30	81,324,000.00
X-C	61690GAQ4	1.514505%	92,414,800.00	73,384,531.44	0.00	92,617.73	0.00	0.00	92,617.73	71,170,331.87
Notional SubTotal			1,323,369,800.00	455,393,561.13	0.00	367,829.95	0.00	0.00	367,829.95	443,639,433.18

Deal Distribution Total					9,539,928.38	2,617,662.68	0.00	2,214,199.57	12,157,591.06

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class PST, please refer to page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61690GAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61690GAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61690GAC5	57.85787091	18.83318440	0.17265752	0.00000000	0.00000000	0.00000000	0.00000000	19.00584192	39.02468650
A-3	61690GAD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61690GAE1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	61690GAF8	706.38607613	30.61033327	2.39229419	0.00000000	0.00000000	0.00000000	0.00000000	33.00262746	675.77574286
A-S	61690GAH4	1,000.00000000	0.00000000	3.65333336	0.00000000	0.00000000	0.00000000	0.00000000	3.65333336	1,000.00000000
B	61690GAJ0	1,000.00000000	0.00000000	4.19542115	0.00000000	0.00000000	0.00000000	0.00000000	4.19542115	1,000.00000000
C	61690GAL5	1,000.00000000	0.00000000	4.35375451	0.00000000	0.00000000	0.00000000	0.00000000	4.35375451	1,000.00000000
D	61690GAT8	1,000.00000000	0.00000000	4.35375455	0.00000000	0.00000000	0.00000000	0.00000000	4.35375455	1,000.00000000
E	61690GAW1	1,000.00000000	0.00000000	4.35375437	0.00000000	0.00000000	0.00000000	0.00000000	4.35375437	1,000.00000000
F	61690GAZ4	1,000.00000000	0.00000000	3.09166637	0.00000000	0.00000000	0.00000000	0.00000000	3.09166637	1,000.00000000
G	61690GBC4	1,000.00000000	0.00000000	3.09166641	0.00000000	0.00000000	0.00000000	0.00000000	3.09166641	1,000.00000000
H	61690GBF7	697.17180985	0.00000000	1.50369738	0.65172544	30.92130350	0.00000000	35.23450267	1.50369738	661.93730717
V	61690GBJ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61690GBM2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61690GAG6	261.54916638	0.00000000	0.22819141	0.00000000	0.00000000	0.00000000	0.00000000	0.22819141	253.25091382
X-B	61690GAM3	1,000.00000000	0.00000000	0.15833333	0.00000000	0.00000000	0.00000000	0.00000000	0.15833333	1,000.00000000
X-C	61690GAQ4	794.07769578	0.00000000	1.00219586	0.00000000	0.00000000	0.00000000	0.00000000	1.00219586	770.11833462

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/23 - 07/30/23	30	0.00	15,608.24	0.00	15,608.24	0.00	0.00	0.00	15,608.24	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	07/01/23 - 07/30/23	30	0.00	612,518.22	0.00	612,518.22	0.00	0.00	0.00	612,518.22	0.00
X-A	07/01/23 - 07/30/23	30	0.00	262,335.92	0.00	262,335.92	0.00	0.00	0.00	262,335.92	0.00
X-B	07/01/23 - 07/30/23	30	0.00	12,876.30	0.00	12,876.30	0.00	0.00	0.00	12,876.30	0.00
X-C	07/01/23 - 07/30/23	30	0.00	92,617.73	0.00	92,617.73	0.00	0.00	0.00	92,617.73	0.00
A-S	07/01/23 - 07/30/23	30	0.00	418,646.43	0.00	418,646.43	0.00	0.00	0.00	418,646.43	0.00
B	07/01/23 - 07/30/23	30	0.00	341,188.43	0.00	341,188.43	0.00	0.00	0.00	341,188.43	0.00
C	07/01/23 - 07/30/23	30	0.00	297,740.21	0.00	297,740.21	0.00	0.00	0.00	297,740.21	0.00
D	07/01/23 - 07/30/23	30	0.00	289,690.12	0.00	289,690.12	0.00	0.00	0.00	289,690.12	0.00
E	07/01/23 - 07/30/23	30	0.00	88,516.18	0.00	88,516.18	0.00	0.00	0.00	88,516.18	0.00
F	07/01/23 - 07/30/23	30	0.00	51,429.88	0.00	51,429.88	0.00	0.00	0.00	51,429.87	0.00
G	07/01/23 - 07/30/23	30	0.00	39,999.98	0.00	39,999.98	0.00	0.00	0.00	39,999.98	0.00
H	07/01/23 - 07/30/23	30	1,902,194.77	135,450.65	0.00	135,450.65	40,955.60	0.00	0.00	94,495.05	1,943,150.37
Totals			1,902,194.77	2,658,618.29	0.00	2,658,618.29	40,955.60	0.00	0.00	2,617,662.68	1,943,150.37

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61690GAH4	4.384000%	114,593,000.00	114,593,000.00	0.00	418,646.43	0.00	0.00	418,646.43	114,593,000.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61690GAJ0	5.034505%	81,324,000.00	81,324,000.00	0.00	341,188.43	0.00	0.00	341,188.43	81,324,000.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61690GAL5	5.224505%	68,387,000.00	68,387,000.00	0.00	297,740.21	0.00	0.00	297,740.21	68,387,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			264,304,000.03	264,304,000.00	0.00	1,057,575.07	0.00	0.00	1,057,575.07	264,304,000.00

Exchangeable Certificate Details
PST	61690GAK7	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	12,157,591.06
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,671,209.94	Master Servicing Fee	10,366.96
Interest Reductions due to Nonrecoverability Determination	(37,446.15)	Certificate Administrator Fee	1,246.23
Interest Adjustments	0.00	Trustee Fee	178.78
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	262.92
ARD Interest	0.00	Trust Advisor Fee	386.98
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,633,763.79	Total Fees	12,441.88

Principal		Expenses/Reimbursements
Scheduled Principal	1,291,425.09	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	10,462,702.86	Special Servicing Fees (Monthly)	1,872.31
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(34,029.00)	Special Servicing Fees (Work Out)	1,786.92
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	2,180,170.57
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	11,720,098.95	Total Expenses/Reimbursements	2,183,829.80

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,617,662.68
Excess Liquidation Proceeds	0.00	Principal Distribution	9,539,928.38
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	12,157,591.06
Total Funds Collected	14,353,862.74	Total Funds Distributed	14,353,862.74

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	610,649,561.13	610,649,561.13	Beginning Certificate Balance	610,649,561.13
(-) Scheduled Principal Collections	1,291,425.09	1,291,425.09	(-) Principal Distributions	9,539,928.38
(-) Unscheduled Principal Collections	10,462,702.86	10,462,702.86	(-) Realized Losses	2,214,199.57
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	34,029.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	2,180,170.57
(-) Realized Losses from Collateral	34,029.00	34,029.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	2,180,170.57
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	598,895,433.18	598,895,433.18	Certificate Other Adjustments**	(2,180,170.57)
Beginning Actual Collateral Balance	611,465,924.39	611,465,924.39	Ending Certificate Balance	598,895,433.18
Ending Actual Collateral Balance	599,730,753.28	599,730,753.28

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	2,180,170.57	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	2,180,170.57	0.00	Net WAC Rate	5.22%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	9	63,395,850.67	10.59%	5	5.1323	NAP	Defeased	9	63,395,850.67	10.59%	5	5.1323	NAP
10,000,000 or less	16	110,234,351.26	18.41%	14	5.1934	1.570719	1.30 or less	6	80,069,236.07	13.37%	5	5.2076	0.743409
10,000,001 to 20,000,000	1	19,840,440.79	3.31%	4	4.8910	1.910700	1.31 - 1.40	1	33,118,695.08	5.53%	6	5.0350	1.351400
20,000,001 to 30,000,000	3	74,937,455.39	12.51%	5	5.1738	1.593090	1.41 - 1.50	1	45,832,345.96	7.65%	2	4.3900	1.499000
30,000,001 to 40,000,000	2	67,067,212.94	11.20%	5	4.9616	2.013239	1.51 - 1.60	4	62,265,165.07	10.40%	5	5.0617	1.578813
40,000,001 to 50,000,000	2	86,238,950.20	14.40%	3	4.8047	1.305586	1.61 - 1.70	2	80,677,082.42	13.47%	4	5.4175	1.660776
50,000,001 to 60,000,000	2	107,809,816.96	18.00%	4	5.4510	2.023551	1.71 - 1.80	1	5,685,643.07	0.95%	5	5.0700	1.746900
60,000,001 to 70,000,000	1	69,371,354.97	11.58%	5	4.6610	4.354700	1.81 - 1.90	1	7,157,069.45	1.20%	6	5.5600	1.838800
70,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 - 2.60	5	93,922,030.72	15.68%	14	5.2824	2.209403
80,000,001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.61 - 2.70	2	38,585,088.42	6.44%	4	4.9327	2.662060
110,000,001 to 120,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.71 - 3.20	2	16,019,698.09	2.67%	5	5.2688	2.926878
120,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	3.21 - 3.70	0	0.00	0.00%	0	0.0000	0.000000
Totals	36	598,895,433.18	100.00%	6	5.0772	1.986054	3.71 or greater	2	72,167,528.16	12.05%	7	4.6935	4.334641
							Totals	36	598,895,433.18	100.00%	6	5.0772	1.986054
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	9	63,395,850.67	10.59%	5	5.1323	NAP
							Defeased	9	63,395,850.67	10.59%	5	5.1323	NAP
Arizona	1	33,948,517.86	5.67%	4	4.8900	2.658900
							Industrial	1	6,376,842.61	1.06%	5	5.0900	1.943600
California	4	114,119,324.39	19.05%	5	4.9187	1.425533
							Lodging	8	153,449,512.32	25.62%	6	5.0178	2.564335
Florida	3	23,176,767.54	3.87%	6	5.3587	2.590876
							Mixed Use	2	12,161,643.60	2.03%	78	5.2976	2.241739
Georgia	1	107,809,816.96	18.00%	4	5.4510	2.362500
							Mobile Home Park	2	42,921,521.24	7.17%	5	4.8910	1.741631
Illinois	3	15,699,963.82	2.62%	5	5.2385	1.051013
							Multi-Family	4	29,451,533.34	4.92%	5	5.3270	2.549719
Indiana	2	69,371,354.97	11.58%	5	4.6610	4.354700
							Office	3	51,358,531.17	8.58%	4	4.9290	1.998457
Louisiana	1	4,780,084.77	0.80%	4	5.2500	(2.196400)
							Other	1	107,809,816.96	18.00%	4	5.4510	2.362500
Minnesota	2	16,547,171.02	2.76%	3	4.9810	0.850214
							Retail	7	131,970,181.27	22.04%	4	4.8561	1.473870
New York	2	34,297,246.98	5.73%	29	5.3456	1.690843
							Totals	37	598,895,433.18	100.00%	6	5.0772	1.986054
North Carolina	1	6,274,765.80	1.05%	5	5.2100	2.397700

Ohio	2	11,935,526.69	1.99%	5	5.0752	1.633323

Pennsylvania	1	8,149,412.54	1.36%	5	5.1300	1.184700

Texas	3	46,468,107.93	7.76%	6	5.0513	1.464423

Virginia	2	42,921,521.24	7.17%	5	4.8910	1.741631

Totals	37	598,895,433.18	100.00%	6	5.0772	1.986054

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	63,395,850.67	10.59%	5	5.1323	NAP	Defeased	9	63,395,850.67	10.59%	5	5.1323	NAP
	4.500% or less	1	45,832,345.96	7.65%	2	4.3900	1.499000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	6	162,788,565.09	27.18%	5	4.8019	2.955854	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	18	312,183,387.33	52.13%	8	5.2878	1.647297	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	2	14,695,284.13	2.45%	6	5.5600	2.324735	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	598,895,433.18	100.00%	6	5.0772	1.986054	49 months or greater	27	535,499,582.51	89.41%	6	5.0707	2.050988
								Totals	36	598,895,433.18	100.00%	6	5.0772	1.986054
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	63,395,850.67	10.59%	5	5.1323	NAP	Defeased	9	63,395,850.67	10.59%	5	5.1323	NAP
	78 months or less	25	525,178,336.28	87.69%	4	5.0647	2.042661	Interest Only	1	7,850,000.00	1.31%	4	4.9600	1.597300
79 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	230 months or less	3	112,589,901.73	18.80%	4	5.4425	1.844390
115 months to 174 months		1	7,525,073.04	1.26%	123	5.3300	1.968500	231 months to 300 months	22	412,263,507.59	68.84%	7	4.9684	2.103936
	175 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	35	596,099,259.99	99.53%	6	5.0753	1.977372	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	35	596,099,259.99	99.53%	6	5.0753	1.977372
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	63,395,850.67	10.59%	5	5.1323	NAP	230 months or less	1	2,796,173.19	0.47%	65	5.5000	3.837000
Underwriter's Information		1	53,904,908.48	9.00%	4	5.4510	1.684603	231 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	25	473,445,261.49	79.05%	7	5.0264	2.107615	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 to 36 months	1	8,149,412.54	1.36%	5	5.1300	1.184700	Totals	1	2,796,173.19	0.47%	65	5.5000	3.837000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	598,895,433.18	100.00%	6	5.0772	1.986054
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A	310922004	98	Atlanta	GA	Actual/360	5.451%	253,841.77	173,973.51	0.00	N/A	12/01/23	--	54,078,881.99	53,904,908.48	08/01/23
1B	300801012				Actual/360	5.451%	253,841.77	173,973.51	0.00	N/A	12/01/23	--	54,078,881.99	53,904,908.48	08/01/23
5	301581005	LO	Indianapolis	IN	Actual/360	4.661%	278,866.47	108,355.75	0.00	N/A	01/01/24	--	69,479,710.72	69,371,354.97	08/01/23
8	453000193	RT	San Francisco	CA	Actual/360	4.390%	173,548.33	76,536.86	0.00	N/A	10/01/23	--	45,908,882.82	45,832,345.96	08/01/23
10	300801015	LO	San Francisco	CA	Actual/360	5.275%	183,840.03	65,350.33	0.00	N/A	01/01/24	--	40,471,954.57	40,406,604.24	08/01/23
11	1341390	OF	Tempe	AZ	Actual/360	4.890%	143,241.28	68,806.35	0.00	N/A	12/01/23	--	34,017,324.21	33,948,517.86	08/01/23
12	301581012	RT	Houston	TX	Actual/360	5.035%	143,833.53	55,582.67	0.00	N/A	02/01/24	--	33,174,277.75	33,118,695.08	08/01/23
15	301581015	LO	Jamaica	NY	Actual/360	5.350%	123,591.76	55,100.62	0.00	N/A	11/01/23	--	26,827,274.56	26,772,173.94	08/01/23
16	301581016	RT	Garden Grove	CA	Actual/360	5.246%	113,512.93	43,794.52	0.00	N/A	02/01/24	--	25,127,995.52	25,084,201.00	08/01/23
18	301581018	MH	Chester	VA	Actual/360	4.891%	97,422.27	50,291.13	0.00	N/A	01/01/24	--	23,131,371.58	23,081,080.45	08/01/23
20	301581020	MH	Virginia Beach	VA	Actual/360	4.891%	83,745.07	43,498.09	0.00	N/A	12/01/23	--	19,883,938.88	19,840,440.79	08/01/23
21	301581021	RT	Sherman Oaks	CA	Actual/360	5.012%	95,480.93	32,457.22	0.00	N/A	12/01/23	--	22,123,121.43	22,090,664.21	08/01/23
25	301581025	MF	Tampa	FL	Actual/360	5.560%	36,161.71	14,707.06	0.00	N/A	02/01/24	--	7,552,921.74	7,538,214.68	08/01/23
26	301581026	MF	Tampa	FL	Actual/360	5.560%	34,333.31	13,963.44	0.00	N/A	02/01/24	--	7,171,032.89	7,157,069.45	08/01/23
28	301581028	RT	Columbia	MD	Actual/360	5.225%	47,172.35	10,484,362.54	0.00	N/A	01/01/24	--	10,484,362.54	0.00	08/01/23
29	1341346	LO	Various	IL	Actual/360	5.340%	42,957.99	18,956.84	0.00	N/A	01/01/24	--	9,342,078.05	9,323,121.21	05/01/23
31	301581031	OF	Spring	TX	Actual/360	5.010%	37,669.59	18,760.87	0.00	N/A	12/01/23	--	8,731,603.16	8,712,842.29	08/01/23
32	301581032	MF	Jacksonville	FL	Actual/360	5.010%	36,668.83	18,149.33	0.00	N/A	01/01/24	--	8,499,632.74	8,481,483.41	08/01/23
33	301581033	OF	Minneapolis	MN	Actual/360	5.000%	0.00	0.00	0.00	N/A	11/01/23	--	8,697,171.02	8,697,171.02	10/01/18
34	1341005	RT	Aldan Borough	PA	Actual/360	5.130%	36,064.53	14,601.37	0.00	N/A	01/01/24	--	8,164,013.91	8,149,412.54	08/01/23
36	1340673	MU	New York	NY	Actual/360	5.330%	34,609.30	15,535.92	0.00	N/A	11/01/33	--	7,540,608.96	7,525,073.04	08/01/23
37	301581037	RT	Lake Forest	CA	Actual/360	5.030%	29,675.21	14,494.63	0.00	N/A	02/01/24	--	6,851,199.03	6,836,704.40	08/01/23
39	301581039	RT	Roseville	MN	Actual/360	4.960%	33,528.22	0.00	0.00	N/A	12/01/23	--	7,850,000.00	7,850,000.00	08/01/23
40	301581040	LO	Pinehurst	NC	Actual/360	5.280%	29,661.27	13,278.64	0.00	N/A	02/01/24	--	6,523,740.34	6,510,461.70	08/01/23
41	1341297	IN	Skokie	IL	Actual/360	5.090%	28,009.14	13,479.52	0.00	N/A	01/01/24	--	6,390,322.13	6,376,842.61	08/01/23
42	301581042	MU	Virginia Beach	VA	Actual/360	5.131%	27,771.25	13,092.97	0.00	N/A	02/01/24	--	6,285,418.80	6,272,325.83	08/01/23
43	301581043	MF	Charlotte	NC	Actual/360	5.210%	28,209.45	13,020.21	0.00	N/A	01/01/24	--	6,287,786.01	6,274,765.80	08/01/23
44	301581044	RT	Holland	OH	Actual/360	5.080%	27,397.65	13,231.46	0.00	N/A	01/01/24	--	6,263,115.08	6,249,883.62	08/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
45	301581045	RT	Delray Beach	FL	Actual/360	5.300%	25,151.87	17,754.97	0.00	N/A	02/01/24	--	5,511,059.90	5,493,304.93	08/01/23
47	301581047	RT	Findlay	OH	Actual/360	5.070%	24,875.20	12,055.41	0.00	N/A	01/01/24	--	5,697,698.48	5,685,643.07	08/01/23
48	301581048	MF	Tucson	AZ	Actual/360	5.210%	26,830.46	10,551.10	0.00	N/A	10/01/23	--	5,980,413.47	5,969,862.37	08/01/23
49	301581049	MF	Texarkana	TX	Actual/360	5.000%	23,087.72	10,732.04	0.00	N/A	11/01/23	--	5,362,309.18	5,351,577.14	08/01/23
50	1341222	LO	New Orleans	LA	Actual/360	5.250%	21,681.27	15,771.71	0.00	N/A	12/01/23	--	4,795,856.48	4,780,084.77	08/01/23
52	1341374	LO	Livermore	CA	Actual/360	5.500%	13,411.66	35,613.35	0.00	N/A	01/01/29	--	2,831,786.54	2,796,173.19	08/01/23
53	301581053	MU	Austin	TX	Actual/360	5.245%	20,981.04	8,821.24	0.00	N/A	01/01/24	--	4,645,391.80	4,636,570.56	08/01/23
57	301581057	RT	Paterson	NJ	Actual/360	5.670%	13,713.62	8,684.02	0.00	N/A	02/01/24	--	2,808,729.61	2,800,045.59	08/01/23
58	1341521	RT	Orlando	FL	Actual/360	5.240%	9,375.01	6,788.75	0.00	N/A	01/01/24	--	2,077,693.25	2,070,904.50	08/01/23
Totals							2,633,763.79	11,754,127.95	0.00				610,649,561.13	598,895,433.18
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A	85,570,370.67	50,035,100.49	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	39,323,958.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	15,742,902.92	8,601,527.08	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	8,625,067.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	6,868,976.00	1,828,951.50	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,116,786.00	1,696,048.75	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,763,279.82	3,964,126.82	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,902,725.51	2,372,111.88	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,855,327.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,440,587.85	735,243.95	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,763,212.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,127,971.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	209,327.04	01/01/23	03/31/23	06/12/23	0.00	0.00	61,732.14	185,266.00	0.00	0.00
31	983,862.00	519,723.72	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,792,115.00	1,043,442.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	(244,976.75)	28,057.20	01/01/23	03/31/23	07/11/23	9,020,320.51	628,374.93	0.00	0.00	499,259.71	2,180,170.57
34	1,098,807.81	199,976.20	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,194,100.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	641,732.00	633,600.00	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	1,015,533.84	267,677.70	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	1,123,794.10	611,143.60	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	857,114.04	200,907.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	813,950.89	209,789.54	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	(627,871.24)	(987,153.24)	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	2,512,768.19	2,562,839.69	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
53	864,010.00	254,640.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	186,126,105.48	74,987,080.92				9,020,320.51	628,374.93	61,732.14	185,266.00	499,259.71	2,180,170.57

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
28	301581028	10,462,702.86	Payoff Prior to Maturity	0.00	0.00
Totals		10,462,702.86		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/23	0	0.00	1	9,323,121.21	1	8,697,171.02	0	0.00	1	8,697,171.02	0	0.00	0	0.00	1	10,462,702.86	5.077237%	5.045775%	6
07/17/23	1	9,342,078.05	0	0.00	1	8,697,171.02	0	0.00	1	8,697,171.02	0	0.00	0	0.00	1	9,786,443.75	5.079919%	5.048588%	7
06/16/23	0	0.00	0	0.00	1	8,697,171.02	0	0.00	1	8,697,171.02	0	0.00	0	0.00	0	0.00	5.082114%	5.050902%	8
05/17/23	0	0.00	1	9,381,107.88	1	8,697,171.02	0	0.00	1	8,697,171.02	0	0.00	0	0.00	0	0.00	5.082252%	5.051048%	9
04/17/23	1	9,401,187.43	0	0.00	1	8,697,171.02	0	0.00	1	8,697,171.02	0	0.00	0	0.00	0	0.00	5.082392%	5.051196%	10
03/17/23	1	9,419,786.94	0	0.00	1	8,697,171.02	0	0.00	1	8,697,171.02	0	0.00	0	0.00	0	0.00	5.082528%	5.051339%	11
02/17/23	0	0.00	0	0.00	1	8,716,419.17	0	0.00	1	8,716,419.17	0	0.00	0	0.00	0	0.00	5.082669%	5.051482%	12
01/18/23	0	0.00	0	0.00	2	18,192,863.00	0	0.00	1	8,731,968.53	0	0.00	0	0.00	0	0.00	5.082800%	5.051614%	13
12/16/22	0	0.00	0	0.00	2	18,226,671.91	0	0.00	1	8,747,451.23	0	0.00	0	0.00	0	0.00	5.082929%	5.051745%	14
11/18/22	0	0.00	0	0.00	2	18,262,945.13	0	0.00	1	8,764,079.57	0	0.00	0	0.00	0	0.00	5.083060%	5.051877%	15
10/17/22	0	0.00	0	0.00	2	18,296,442.58	0	0.00	1	8,779,424.61	0	0.00	0	0.00	0	0.00	5.083187%	5.052005%	16
09/16/22	0	0.00	0	0.00	2	18,332,415.68	0	0.00	1	8,795,920.28	0	0.00	0	0.00	1	62,749,867.56	5.083316%	5.052135%	17
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
29	1341346	05/01/23	2	2	61,732.14	185,266.00	0.00	9,381,107.88	08/26/20	98
33	301581033	10/01/18	57	6	0.00	0.00	1,700,658.30	9,474,504.45	07/31/18	7			07/29/19
Totals					61,732.14	185,266.00	1,700,658.30	18,855,612.33
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		588,574,187	570,553,895	9,323,121		8,697,171
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		10,321,246	10,321,246	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-23	598,895,433	580,875,141	0	9,323,121	0	8,697,171
Jul-23	610,649,561	592,610,312	9,342,078	0	0	8,697,171
Jun-23	621,820,603	613,123,432	0	0	0	8,697,171
May-23	623,113,974	605,035,695	0	9,381,108	0	8,697,171
Apr-23	624,487,133	606,388,775	9,401,187	0	0	8,697,171
Mar-23	625,768,737	607,651,779	9,419,787	0	0	8,697,171
Feb-23	627,321,629	618,605,210	0	0	0	8,716,419
Jan-23	628,606,365	610,413,502	0	0	9,460,894	8,731,969
Dec-22	629,885,433	611,658,762	0	0	9,479,221	8,747,451
Nov-22	631,246,521	612,983,576	0	0	9,498,866	8,764,080
Oct-22	632,513,943	614,217,501	0	0	9,517,018	8,779,425
Sep-22	633,863,809	615,531,394	0	0	9,536,495	8,795,920
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
29	1341346	9,323,121.21	9,381,107.88	14,900,000.00	04/01/23	163,659.79	0.44050	03/31/23	01/01/24	244
33	301581033	8,697,171.02	9,474,504.45	5,230,000.00	06/15/23	28,057.20	0.17590	03/31/23	11/01/23	245
Totals		18,020,292.23	18,855,612.33	20,130,000.00		191,716.99

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
29	1341346	LO	IL	08/26/20	98
A Loan Assumption was successfully consummated. Loan is currently in a rehab period. 2023 property budgets are under review. DACA being established.

33	301581033	OF	MN	07/31/18	7

Foreclosure sale occurred on May 28, 2019. Receivership has transitioned to direct property manager now that the redemption period has expired. Leasing velocity has been extremely slow in Minneapolis. REO has successfully renewed two tenants. REO has hired a broker to sell the property on the auction platform with a goal of closing by 11/1/23.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	453000193	48,459,824.01	4.39000%	48,459,824.01 4.39000%		10	09/17/20	04/23/20	09/11/20
40	301581040	6,971,641.47	5.28000%	6,971,641.47 5.28000%		10	08/04/20	08/01/20	09/11/20
44	301581044	6,709,396.70	5.08000%	6,709,396.70 5.08000%		10	07/29/20	08/01/20	09/11/20
47	301581047	6,114,554.27	5.07000%	6,114,554.27 5.07000%		10	07/27/20	05/01/20	08/11/20
Totals		68,255,416.45		68,255,416.45
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
7	301581007 10/18/21	48,712,523.90	35,200,000.00	37,490,694.89	8,752,288.85	37,490,694.89	28,738,406.04	19,974,117.86	0.00	664,176.29	19,309,941.57	38.16%
14	301581014 04/18/22	29,156,769.11	40,200,000.00	37,990,816.78	1,089,753.15	37,990,816.78	36,901,063.63	0.00	(34,029.00)	245,643.69	(245,643.69)	0.74%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		77,869,293.01	75,400,000.00	75,481,511.67	9,842,042.00	75,481,511.67	65,639,469.67	19,974,117.86	(34,029.00)	909,819.98	19,064,297.88

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	08/17/23	2,180,170.57	0.00	0.00	0.00	0.00	2,180,170.57	0.00	0.00	2,180,170.57
		03/17/23	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00
7	301581007	06/16/23	0.00	0.00	19,309,941.57	0.00	0.00	(51.09)	0.00	0.00	19,309,941.57
		03/17/23	0.00	0.00	19,309,992.66	0.00	0.00	(664,125.20)	0.00	0.00
		10/18/21	0.00	0.00	19,974,117.86	0.00	0.00	19,974,117.86	0.00	0.00
14	301581014	08/17/23	0.00	0.00	(245,643.69)	0.00	0.00	34,029.00	0.00	0.00	(245,643.69)
		04/25/22	0.00	0.00	0.00	0.00	0.00	(279,672.69)	0.00	0.00
Current Period Totals			2,180,170.57	0.00	0.00	0.00	0.00	2,214,199.57	0.00	0.00	2,214,199.57
Cumulative Totals			2,180,170.57	0.01	19,064,297.88	0.00	0.00	21,244,468.45	0.00	0.00	21,244,468.45

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
15	0.00	0.00	0.00	0.00	1,786.92	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	1,872.31	0.00	0.00	0.00	0.00	37,446.15	0.00	0.00	0.00	0.00
Total	0.00	0.00	1,872.31	0.00	1,786.92	0.00	0.00	37,446.15	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		41,105.38

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28